Investment Securities	12 Months Ended
Mar. 31, 2023
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Investment Securities
9	INVESTMENT SECURITIES
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at March 31, 2023 and 2022.

	At March 31,
	2023	2022

	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥72,549	¥—
Japanese municipal bonds	93,044	25,741

Total domestic	165,593	25,741

Foreign:
Bonds issued by other governments and official institutions (1)	68,121	56,400
Other debt instruments	1,853	1,813

Total foreign	69,974	58,213

Total debt instruments at amortized cost	¥235,567	¥83,954

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥9,576,298	¥15,774,197
Japanese municipal bonds	1,087,625	1,145,496
Japanese corporate bonds	946,726	948,992
Other debt instruments	312	311

Total domestic	11,610,961	17,868,996

Foreign:
U.S. Treasury and other U.S. government agency bonds	5,232,456	5,681,789
Bonds issued by other governments and official institutions (1)	2,991,272	2,997,588
Mortgage-backed securities	2,379,250	1,006,051
Other debt instruments	597,484	512,542

Total foreign	11,200,462	10,197,970

Total debt instruments at fair value through other comprehensive income	¥22,811,423	¥28,066,966

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,587,964	¥3,658,591
Foreign equity instruments	960,644	939,894

Total equity instruments at fair value through other comprehensive income	¥4,548,608	¥4,598,485

Total investment securities	¥27,595,598	¥32,749,405

(1)	Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agencies.
Designation of equity instruments as at fair value through other comprehensive income
The Group designates equity instruments, which are issued by its customers and not held for trading, as at fair value through other comprehensive income. Those equity instruments are held to establish, maintain, and strengthen business ties with those customers. Equity instruments at fair value through other comprehensive income at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Listed	¥3,581,167	¥3,659,168
Unlisted	967,441	939,317

Total equity instruments at fair value through other comprehensive income	¥4,548,608	¥4,598,485

The investments in the listed equity instruments at fair value through other comprehensive income at March 31, 2023 and 2022 mainly consisted of the following:

At March 31, 2023
(In millions)
TOYOTA MOTOR CORPORATION	¥365,984
DAIKIN INDUSTRIES, LTD.	201,068
Ares Management Corporation	187,804
Kotak Mahindra Bank Limited	92,645
KUBOTA CORPORATION	71,976
SBI Holdings, Inc.	70,848
DAIICHI SANKYO COMPANY, LIMITED	66,048
ITOCHU Corporation	62,509
Seven & i Holdings Co., Ltd.	58,755
FUJIFILM Holdings Corporation	55,448
Murata Manufacturing Co., Ltd.	54,886
MITSUI & CO., LTD.	52,823
East Japan Railway Company	50,208
ESR Group Limited	49,130
BRIDGESTONE CORPORATION	48,303
DAIWA HOUSE INDUSTRY CO., LTD.	45,170
Jefferies Financial Group Inc.	44,505
NIDEC CORPORATION	41,515
Central Japan Railway Company	41,150
NIPPON STEEL CORPORATION	40,836
SG HOLDINGS CO., LTD.	40,670
Asahi Group Holdings, Ltd.	39,530
Sumitomo Realty & Development Co., Ltd.	35,104
Mitsui O.S.K. Lines, Ltd.	29,790
Mitsui Fudosan Co., Ltd.	29,179
GMO Payment Gateway, Inc.	28,468
Shionogi & Co., Ltd.	27,466
KOITO MANUFACTURING CO., LTD.	27,213
MINEBEA MITSUMI Inc.	25,671
ASICS Corporation	25,548
Japan Exchange Group, Inc.	24,807
West Japan Railway Company	24,447
Sanrio Company, Ltd.	24,150
TOYOTA TSUSHO CORPORATION	23,883

At March 31, 2023
(In millions)
ASAHI KASEI CORPORATION	23,533
Stanley Electric Co., Ltd.	23,499
SHIMANO INC.	22,840
DAIFUKU CO., LTD.	22,429
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD.	22,240
Makita Corporation	19,026
TORAY INDUSTRIES, INC.	18,170
Tokyo Electric Power Company Holdings, Incorporated	16,994
OMRON Corporation	16,881
Oji Holdings Corporation	16,594
Sekisui House, Ltd.	16,265
Chubu Electric Power Company, Incorporated	15,680
Sanwa Holdings Corporation	15,629
Sumitomo Metal Mining Co., Ltd.	15,148
KAJIMA CORPORATION	13,733
NISSIN FOODS HOLDINGS CO., LTD.	12,821
Others	1,182,148

Total listed equity instruments at fair value through other comprehensive income	¥3,581,167

At March 31, 2022
(In millions)
TOYOTA MOTOR CORPORATION	¥432,660
DAIKIN INDUSTRIES, LTD.	201,690
Ares Management Corporation	167,592
Kotak Mahindra Bank Limited	93,193
MITSUI & CO., LTD.	85,420
KUBOTA CORPORATION	82,922
ESR Cayman Limited (1)	78,076
FUJIFILM Holdings Corporation	70,355
ITOCHU Corporation	60,227
NIDEC CORPORATION	59,122
SG HOLDINGS CO., LTD.	58,262
Seven & i Holdings Co., Ltd.	57,162
Murata Manufacturing Co., Ltd.	55,412
DAIWA HOUSE INDUSTRY CO., LTD.	51,591
East Japan Railway Company	48,668
Sumitomo Realty & Development Co., Ltd.	46,640
DAIICHI SANKYO COMPANY, LIMITED	45,885
BRIDGESTONE CORPORATION	42,822
Jefferies Financial Group Inc.	42,222
Central Japan Railway Company	41,554
Asahi Group Holdings, Ltd.	35,813
Shionogi & Co., Ltd.	34,603
Mitsui Fudosan Co., Ltd.	34,015
GMO Payment Gateway, Inc.	31,470
DAIFUKU CO., LTD.	31,384
Mitsui O.S.K. Lines, Ltd.	30,780

At March 31, 2022
(In millions)
NIPPON STEEL CORPORATION	28,415
SHIMANO INC.	28,155
Japan Exchange Group, Inc.	28,095
MINEBEA MITSUMI Inc.	27,542
KOITO MANUFACTURING CO., LTD.	27,077
ASAHI KASEI CORPORATION	26,993
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD.	22,885
Makita Corporation	22,825
West Japan Railway Company	22,808
TOYOTA TSUSHO CORPORATION	21,503
Oji Holdings Corporation	19,223
Stanley Electric Co., Ltd.	18,633
Sumitomo Metal Mining Co., Ltd.	18,491
OMRON Corporation	17,991
Idemitsu Kosan Co., Ltd.	17,357
ASICS Corporation	16,174
BANDAI NAMCO Holdings Inc.	15,514
TORAY INDUSTRIES, INC.	15,345
Block, Inc.	15,071
Tokyo Electric Power Company Holdings, Incorporated	14,479
Sekisui House, Ltd.	14,294
Chubu Electric Power Company, Incorporated	14,155
IBIDEN CO., LTD.	13,966
CME Group Inc.	13,738
Others	1,158,899

Total listed equity instruments at fair value through other comprehensive income	¥3,659,168

(1)	ESR Cayman Limited changed its trade name to ESR Group Limited on June 21, 2022.
Disposal of equity instruments at fair value through other comprehensive income
The Group sold equity instruments measured at fair value through other comprehensive income mainly in order to mitigate the impact of share price fluctuations on the Group’s financial base. The fair value of the equity instruments measured at fair value through other comprehensive income at the date of derecognition and the cumulative gain on disposal for the fiscal years ended March 31, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2023	2022

	(In millions)
Fair value of the equity instruments at fair value through other comprehensive income at the date of derecognition	¥205,216	¥298,397
Cumulative gain on disposal	142,305	139,675
The Group transferred the cumulative gain or loss related to the equity instruments that were derecognized or whose significant fair value decline reduced income tax expense for the current reporting period from “Other reserves” to “Retained earnings.”
The transferred amounts were ¥
112,235 million and ¥89,905 million for the fiscal years ended March 31, 2023 and 2022, respectively.